UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.3% †

U.S. Treasuries – 37.7%
U.S. Treasury Bonds
2.75%	08/15/42	$539,000	$520,981	(a	)
3.00%	02/15/48	40,851,900	41,087,620	(a	)
3.75%	11/15/43	5,615,000	6,415,531	(a	)
4.50%	02/15/36	28,297,500	34,972,316	(a	)
U.S. Treasury Notes
1.25%	12/31/18 - 08/31/19	255,562,400	253,553,944	(a	)
1.38%	12/15/19	132,110,600	130,155,359	(a	)
1.50%	08/15/20	65,328,000	64,082,850	(a	)
1.50%	02/28/23	67,479,700	64,179,268
1.63%	10/15/20 - 08/31/22	59,807,000	57,819,817	(a	)
1.88%	08/31/24	35,340,000	33,716,480	(a	)
2.13%	12/31/22	22,140,000	21,714,912	(a	)
2.25%	11/15/25 - 11/15/27	90,652,400	87,500,748
2.25%	02/15/27 - 08/15/27	43,570,300	41,814,010	(a	)
			837,533,836

Agency Mortgage Backed – 10.5%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	85,559	90,026	(a	)
5.00%	07/01/35 - 06/01/41	6,097,624	6,560,678	(a	)
5.50%	05/01/20 - 04/01/39	1,647,078	1,798,448	(a	)
6.00%	07/01/19	5,193	5,214
6.00%	05/01/20 - 11/01/37	3,106,930	3,414,412	(a	)
6.50%	07/01/29	18,552	20,893	(a	)
7.00%	01/01/27 - 08/01/36	657,473	715,267	(a	)
7.50%	01/01/28 - 09/01/33	42,283	44,667	(a	)
8.00%	11/01/30	3,500	3,867	(a	)
8.50%	04/01/30	9,789	11,598	(a	)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 05/01/43	19,980,156	19,670,953	(a	)
3.50%	11/01/42 - 08/01/45	15,409,105	15,555,240	(a	)
4.00%	05/01/19 - 12/01/41	14,663,792	15,177,472	(a	)
4.50%	05/01/18 - 01/01/41	29,232,051	30,888,427	(a	)
5.00%	07/01/20 - 06/01/41	9,974,440	10,738,599	(a	)
5.50%	06/01/20 - 01/01/39	8,965,846	9,769,988	(a	)
6.00%	05/01/19 - 05/01/41	14,576,831	15,966,588	(a	)
6.50%	01/01/19 - 08/01/36	606,656	671,433	(a	)
7.00%	10/01/32 - 02/01/34	47,969	49,609	(a	)
7.50%	11/01/22 - 12/01/33	322,912	349,328	(a	)
8.00%	06/01/24 - 10/01/31	121,215	130,156	(a	)
8.50%	04/01/30	22,729	27,314	(a	)
9.00%	04/01/19 - 12/01/22	23,747	24,973	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	17,558	18,040	(a,b	)
Federal National Mortgage Assoc. TBA
3.00%	TBA	32,546,291	32,218,671	(c	)
3.50%	TBA	26,720,320	27,235,488	(c	)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	15,549,322	16,128,204	(a	)
4.50%	08/15/33 - 03/20/41	6,491,142	6,844,148	(a	)
5.00%	08/15/33	338,390	358,641	(a	)
6.00%	04/15/27 - 09/15/36	918,413	1,028,661	(a	)
6.50%	04/15/19 - 09/15/36	775,972	866,103	(a	)
7.00%	03/15/26 - 10/15/36	476,654	510,402	(a	)
7.50%	11/15/22 - 11/15/31	159,027	164,973	(a	)
8.00%	12/15/29 - 05/15/30	1,338	1,406	(a	)
9.00%	06/15/18 - 12/15/21	25,447	26,147	(a	)
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.38%	01/20/24 - 03/20/24	2,384	2,438	(a,b	)
2.63%	05/20/21 - 04/20/24	1,947	1,984	(a,b	)
2.75%	08/20/23 - 09/20/24	3,211	3,256	(a,b	)
3.13%	11/20/21 - 10/20/25	7,000	7,056	(a,b	)
Government National Mortgage Assoc. TBA
5.00%	TBA	12,587,000	13,259,523	(c	)
5.50%	TBA	1,900,000	2,065,137	(c	)
			232,425,428

Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	6,467,117	14,276	(a,b,d	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	3,488,593	263,764	(a,d	)
5.50%	06/15/33	278,932	55,251	(a,d	)

		Principal Amount	Fair Value
7.50%	07/15/27	$12,614	$1,863	(a,d	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.82%	08/15/25	1,331,876	89,160	(a,b,d	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	8,195	7,459	(a,e,f	)
8.00%	02/01/23 - 07/01/24	26,762	4,042	(a,d	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	12,126	11,878	(a,e,f	)
1.18%	12/25/42	991,316	35,655	(a,b,d	)
5.00%	02/25/40 - 09/25/40	1,474,304	166,192	(a,d	)
8.00%	05/25/22	26	344	(a,d	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.13%	07/25/38 - 12/25/41	5,271,538	785,481	(a,b,d	)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
4.73%	10/25/43	9,270,886	1,821,338	(a,b,d	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	270,858	230,055	(a,e,f	)
4.50%	08/25/35 - 01/25/36	689,476	133,467	(a,d	)
5.00%	03/25/38 - 05/25/38	378,641	75,615	(a,d	)
5.50%	12/25/33	103,502	23,336	(a,d	)
6.00%	01/25/35	389,306	75,961	(a,d	)
7.50%	11/25/23	95,119	13,313	(a,d	)
8.00%	08/25/23 - 07/25/24	53,824	9,656	(a,d	)
8.50%	07/25/22	15,773	1,601	(a,d	)
9.00%	05/25/22	13,337	1,275	(a,d	)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	1,053,083	76,153	(a,d	)
5.00%	01/20/38 - 09/20/38	339,056	10,402	(a,d	)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
5.01%	01/16/40	2,236,455	370,091	(a,b,d	)
			4,277,628

Asset Backed – 2.4%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	13,794,124	13,545,420	(a	)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	5,407,000	5,398,127
BA Credit Card Trust 2017-A2
1.84%	01/17/23	13,380,000	13,105,613	(a	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	4,744,000	4,730,695	(a	)
Chase Funding Trust 2004-1
4.99%	11/25/33	806,530	834,791	(a,g	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	16,512,000	16,271,269	(a	)
Irwin Home Equity Loan Trust 2006-2 0.15% + 1 month USD LIBOR
2.02%	02/25/36	63,943	58,415	(a,b,h	)
			53,944,330

Corporate Notes – 41.8%
21st Century Fox America Inc.
3.38%	11/15/26	312,000	308,022	(a	)
4.50%	02/15/21	716,000	746,258	(a	)
4.75%	11/15/46	190,000	206,420	(a	)
6.65%	11/15/37	1,401,000	1,835,912	(a	)
Abbott Laboratories
2.90%	11/30/21	2,763,000	2,733,187	(a	)
3.75%	11/30/26	1,932,000	1,920,389	(a	)
4.90%	11/30/46	830,000	913,266	(a	)
AbbVie Inc.
2.00%	11/06/18	1,905,000	1,898,371	(a	)
3.20%	05/14/26	1,934,000	1,839,137	(a	)
4.45%	05/14/46	643,000	639,946	(a	)
4.70%	05/14/45	509,000	524,570	(a	)
Acadia Healthcare Company Inc.
6.50%	03/01/24	1,706,000	1,778,505	(a	)
Activision Blizzard Inc.
2.30%	09/15/21	2,187,000	2,113,998
AES Corp.
4.88%	05/15/23	2,936,000	2,980,040	(a	)
Aetna Inc.
3.50%	11/15/24	1,737,000	1,705,230	(a	)
Aflac Inc.
4.00%	10/15/46	398,000	388,018	(a	)
Agrium Inc.
4.90%	06/01/43	654,000	677,864	(a	)
Alibaba Group Holding Ltd.
2.80%	06/06/23	889,000	860,721	(a	)

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
3.40%	12/06/27	$545,000	$517,031	(a	)
4.00%	12/06/37	450,000	428,706	(a	)
4.20%	12/06/47	339,000	322,386	(a	)
4.40%	12/06/57	550,000	522,649	(a	)
4.50%	11/28/34	1,149,000	1,191,777	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	1,858,000	1,800,848	(a,h	)
3.55%	07/26/27	1,858,000	1,786,281	(a,h	)
4.50%	07/26/47	562,000	547,056	(a,h	)
Allergan Funding SCS
3.00%	03/12/20	2,070,000	2,059,547	(a	)
3.45%	03/15/22	927,000	919,510	(a	)
4.55%	03/15/35	529,000	519,452	(a	)
4.75%	03/15/45	337,000	329,903	(a	)
Altria Group Inc.
2.95%	05/02/23	1,272,000	1,240,734	(a	)
3.88%	09/16/46	28,000	26,118	(a	)
4.50%	05/02/43	686,000	695,446	(a	)
Amazon.com Inc.
2.80%	08/22/24	1,047,000	1,014,962	(a,h	)
3.15%	08/22/27	990,000	955,380	(a,h	)
3.88%	08/22/37	747,000	743,407	(a,h	)
4.05%	08/22/47	692,000	689,848	(a,h	)
4.25%	08/22/57	846,000	847,337	(a,h	)
AMC Networks Inc.
4.75%	08/01/25	90,000	86,175	(a	)
America Movil SAB de C.V.
3.13%	07/16/22	1,469,000	1,448,845	(a	)
5.00%	03/30/20	2,443,000	2,523,961	(a	)
American Axle & Manufacturing Inc.
6.25%	04/01/25	1,389,000	1,383,791	(a	)
6.50%	04/01/27	694,000	692,265	(a	)
6.63%	10/15/22	717,000	742,095	(a	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,288,000	1,290,151	(a	)
4.13%	07/01/24	980,000	984,939	(a	)
American Express Credit Corp.
2.25%	05/05/21	1,791,000	1,743,162	(a	)
American International Group Inc.
4.50%	07/16/44	1,745,000	1,723,065	(a	)
6.40%	12/15/20	716,000	772,471	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	930,000	945,150	(b	)
American Tower Corp. (REIT)
3.38%	10/15/26	640,000	599,712	(a	)
3.40%	02/15/19	3,356,000	3,370,498	(a	)
American Water Capital Corp.
2.95%	09/01/27	1,609,000	1,533,683	(a	)
Amgen Inc.
2.20%	05/22/19	2,918,000	2,897,166	(a	)
2.65%	05/11/22	1,848,000	1,802,539	(a	)
3.20%	11/02/27	1,402,000	1,331,339	(a	)
4.56%	06/15/48	964,000	983,232	(a	)
Amkor Technology Inc.
6.63%	06/01/21	1,695,000	1,704,534	(a	)
Anadarko Petroleum Corp.
4.85%	03/15/21	146,000	151,703	(a	)
6.20%	03/15/40	832,000	983,565	(a	)
6.60%	03/15/46	162,000	203,386	(a	)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	502,000	493,401	(a	)
5.25%	01/15/25	6,756,000	6,868,825	(a	)
5.50%	10/15/19	2,646,000	2,705,535	(a	)
6.25%	10/15/22	1,810,000	1,889,187
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	943,000	935,183	(a	)
3.65%	02/01/26	1,723,000	1,711,421	(a	)
4.70%	02/01/36	788,000	833,657	(a	)
4.90%	02/01/46	1,305,000	1,403,149	(a	)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	2,372,000	2,304,090	(a	)
4.00%	04/13/28	1,863,000	1,890,218	(c	)
4.38%	04/15/38	930,000	950,469	(c	)
4.60%	04/15/48	931,000	965,103	(c	)
4.75%	04/15/58	745,000	767,104	(c	)

		Principal Amount	Fair Value
Anthem Inc.
3.30%	01/15/23	$1,429,000	$1,413,095	(a	)
ANZ New Zealand International Ltd.
3.45%	01/21/28	1,734,000	1,682,483	(a,h	)
Apache Corp.
5.10%	09/01/40	815,000	837,918	(a	)
Apple Inc.
2.50%	02/09/22	837,000	824,788	(a	)
2.85%	05/11/24	1,848,000	1,801,615	(a	)
3.35%	02/09/27	945,000	933,669	(a	)
3.45%	02/09/45	717,000	661,189	(a	)
3.85%	08/04/46	2,414,000	2,360,602	(a	)
4.25%	02/09/47	286,000	298,510	(a	)
4.65%	02/23/46	312,000	343,528	(a	)
Applied Materials Inc.
3.30%	04/01/27	497,000	488,372	(a	)
4.35%	04/01/47	552,000	585,589	(a	)
Aptiv PLC
4.40%	10/01/46	788,000	782,098	(a	)
Aramark Services Inc.
5.00%	02/01/28	840,000	821,100	(a,h	)
5.13%	01/15/24	1,619,000	1,651,380	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	1,313,000	1,210,245	(a	)
Arconic Inc.
5.13%	10/01/24	1,593,000	1,619,882	(a	)
6.15%	08/15/20	715,000	751,644	(a	)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	1,350,000	1,343,250	(a,h	)
Ascension Health
4.85%	11/15/53	649,000	749,958	(a	)
AstraZeneca PLC
2.38%	11/16/20	534,000	525,787	(a	)
3.38%	11/16/25	1,458,000	1,436,086	(a	)
AT&T Inc.
2.45%	06/30/20	1,426,000	1,409,316	(a	)
3.00%	06/30/22	849,000	833,514	(a	)
3.40%	08/14/24	897,000	903,306	(a	)
3.90%	08/14/27	581,000	584,364	(a	)
4.25%	03/01/27	1,864,000	1,883,292
4.45%	04/01/24	1,270,000	1,311,593	(a	)
4.50%	05/15/35	1,378,000	1,350,109	(a	)
4.75%	05/15/46	991,000	962,063	(a	)
4.80%	06/15/44	1,094,000	1,067,624	(a	)
4.90%	08/14/37	1,484,000	1,498,810	(a	)
5.15%	02/14/50	1,555,000	1,568,995	(a	)
5.25%	03/01/37	1,192,000	1,260,778	(a	)
5.30%	08/14/58	891,000	901,238	(a	)
5.45%	03/01/47	1,490,000	1,584,347	(a	)
Athene Holding Ltd.
4.13%	01/12/28	1,649,000	1,581,935	(a	)
Avangrid Inc.
3.15%	12/01/24	2,343,000	2,278,403	(a	)
Baidu Inc.
2.88%	07/06/22	911,000	884,207	(a	)
3.63%	07/06/27	801,000	763,986	(a	)
Bank of America Corp.
2.65%	04/01/19	2,328,000	2,327,069	(a	)
3.95%	04/21/25	1,668,000	1,652,521	(a	)
4.25%	10/22/26	733,000	738,014	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	1,570,000	1,541,960	(a,b	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	1,239,000	1,226,610	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	2,995,000	2,912,248	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	1,022,000	978,585	(a,b,h	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	1,793,000	1,717,210	(a,b	)

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	$2,209,000	$2,249,601	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	495,000	516,176	(a,b	)
Bank of America Corp. (5.40% fixed rate until 04/30/18; 3.63% + 3 month USD LIBOR thereafter)
5.40%	12/31/49	3,646,000	3,647,641	(a,b	)
Barclays PLC
4.34%	01/10/28	633,000	627,626	(a	)
4.38%	01/12/26	1,513,000	1,520,656	(a	)
4.84%	05/09/28	478,000	469,181	(a	)
5.25%	08/17/45	676,000	715,985	(a	)
Barrick North America Finance LLC
5.70%	05/30/41	309,000	353,598	(a	)
BAT Capital Corp.
2.30%	08/14/20	1,484,000	1,454,854	(a,h	)
2.76%	08/15/22	1,484,000	1,436,378	(a,h	)
3.56%	08/15/27	1,151,000	1,103,694	(a,h	)
4.39%	08/15/37	691,000	684,760	(a,h	)
4.54%	08/15/47	572,000	562,899	(a,h	)
Baxalta Inc.
2.88%	06/23/20	1,355,000	1,344,539	(a	)
Becton Dickinson and Co.
2.89%	06/06/22	1,320,000	1,280,268	(a	)
3.70%	06/06/27	2,252,000	2,172,167	(a	)
3.73%	12/15/24	98,000	96,315	(a	)
4.67%	06/06/47	394,000	398,980	(a	)
4.69%	12/15/44	69,000	69,371	(a	)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	1,791,000	1,775,956	(a	)
3.25%	04/15/28	990,000	955,786	(a,h	)
3.80%	07/15/48	692,000	660,549	(a,h	)
6.13%	04/01/36	762,000	973,569	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	436,000	473,583	(a	)
Berry Global Inc.
5.13%	07/15/23	2,045,000	2,068,108	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	489,000	565,269	(a	)
Biogen Inc.
2.90%	09/15/20	516,000	512,729	(a	)
BNP Paribas S.A.
5.00%	01/15/21	675,000	709,904	(a	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	1,000,000	923,820	(a,b,h	)
Boston Scientific Corp.
4.00%	03/01/28	1,761,000	1,764,768	(a	)
BP Capital Markets PLC
1.38%	05/10/18	1,354,000	1,352,321	(a	)
2.52%	01/15/20	716,000	711,683	(a	)
3.22%	11/28/23	1,381,000	1,370,311	(a	)
3.28%	09/19/27	1,192,000	1,158,123	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	209,000	194,082	(a,h	)
4.70%	06/22/47	113,000	103,575	(a,h	)
Brixmor Operating Partnership LP
3.90%	03/15/27	692,000	663,151	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	650,000	631,131	(a	)
2.65%	01/15/23	511,000	486,211	(a	)
3.13%	01/15/25	634,000	597,925	(a	)
3.88%	01/15/27	235,000	228,693	(a	)
Brown-Forman Corp.
4.00%	04/15/38	447,000	451,229
Buckeye Partners LP
5.60%	10/15/44	534,000	534,224	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	810,000	782,808	(a	)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	1,011,000	1,026,579	(a	)
Campbell Soup Co.
3.30%	03/15/21	2,085,000	2,099,595
Canadian Natural Resources Ltd.

		Principal Amount	Fair Value
3.85%	06/01/27	$487,000	$477,645	(a	)
4.95%	06/01/47	376,000	393,319	(a	)
Capital One Financial Corp.
4.20%	10/29/25	1,761,000	1,743,073	(a	)
Capital One NA
2.35%	08/17/18	1,340,000	1,339,330	(a	)
Cardinal Health Inc.
2.62%	06/15/22	656,000	633,932	(a	)
3.08%	06/15/24	792,000	755,972	(a	)
3.41%	06/15/27	358,000	337,250	(a	)
4.37%	06/15/47	331,000	313,109	(a	)
Caterpillar Financial Services Corp.
2.55%	11/29/22	2,315,000	2,250,481	(a	)
Caterpillar Inc.
3.80%	08/15/42	603,000	603,446
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,031,266	(a	)
4.35%	11/01/42	1,029,000	951,290	(a	)
CBS Corp.
2.50%	02/15/23	1,427,000	1,357,477	(a	)
2.90%	01/15/27	786,000	712,973	(a	)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	1,444,000	1,469,270	(a,h	)
Celgene Corp.
3.45%	11/15/27	123,000	116,793	(a	)
4.35%	11/15/47	157,000	149,287	(a	)
4.55%	02/20/48	1,015,000	997,694	(a	)
5.00%	08/15/45	413,000	431,044	(a	)
Cenovus Energy Inc.
5.40%	06/15/47	263,000	264,712	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	1,484,000	1,436,838	(a	)
CenturyLink Inc.
5.80%	03/15/22	2,712,000	2,647,726	(a	)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	2,467,000	2,464,040	(a,h	)
CF Industries Inc.
7.13%	05/01/20	1,426,000	1,520,473	(a	)
Charles River Laboratories International Inc.
5.50%	04/01/26	1,085,000	1,099,919	(c,h	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	1,920,000	1,920,000	(a	)
4.91%	07/23/25	1,073,000	1,094,385	(a	)
5.38%	05/01/47	643,000	626,192	(a	)
6.38%	10/23/35	253,000	281,721	(a	)
6.48%	10/23/45	509,000	562,257	(a	)
Chevron Corp.
2.42%	11/17/20	716,000	709,978	(a	)
3.19%	06/24/23	1,271,000	1,273,644	(a	)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
3.70%	06/01/28	3,785,000	3,800,897	(h	)
Church & Dwight Company Inc.
2.45%	08/01/22	796,000	770,433	(a	)
Cigna Corp.
3.25%	04/15/25	1,302,000	1,245,259	(a	)
3.88%	10/15/47	941,000	840,520	(a	)
Cimarex Energy Co.
3.90%	05/15/27	255,000	251,764	(a	)
Cinemark USA Inc.
4.88%	06/01/23	1,452,000	1,432,035	(a	)
Cisco Systems Inc.
2.20%	02/28/21	3,045,000	2,989,033	(a	)
Citigroup Inc.
1.75%	05/01/18	1,426,000	1,425,087	(a	)
2.05%	12/07/18	2,682,000	2,671,835	(a	)
2.70%	10/27/22	1,577,000	1,528,271	(a	)
2.90%	12/08/21	1,570,000	1,546,890	(a	)
4.40%	06/10/25	919,000	934,908	(a	)
4.45%	09/29/27	2,235,000	2,262,759	(a	)
4.65%	07/30/45	434,000	463,534	(a	)
4.75%	05/18/46	916,000	930,262	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	1,332,000	1,296,023	(a,b	)

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	$676,000	$648,669	(a,b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	1,379,000	1,391,191	(a,b	)
CMS Energy Corp.
4.88%	03/01/44	1,566,000	1,728,786	(a	)
CNA Financial Corp.
3.45%	08/15/27	890,000	846,666	(a	)
5.88%	08/15/20	2,390,000	2,535,049	(a	)
CNH Industrial Capital LLC
3.38%	07/15/19	1,072,000	1,069,320	(a	)
4.38%	11/06/20	847,000	861,293	(a	)
4.88%	04/01/21	1,054,000	1,084,882	(a	)
CNH Industrial N.V.
4.50%	08/15/23	1,877,000	1,915,713
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	2,718,000	2,760,183	(a	)
Columbia Pipeline Group Inc.
3.30%	06/01/20	883,000	883,556	(a	)
Comcast Corp.
3.38%	08/15/25	727,000	712,387	(a	)
3.97%	11/01/47	595,000	563,441	(a	)
4.20%	08/15/34	1,282,000	1,293,602	(a	)
4.60%	08/15/45	1,279,000	1,324,980	(a	)
Commonwealth Bank of Australia
4.32%	01/10/48	1,773,000	1,734,260	(a,h	)
Concho Resources Inc.
3.75%	10/01/27	445,000	435,125	(a	)
4.88%	10/01/47	594,000	628,369	(a	)
ConocoPhillips Co.
3.35%	11/15/24	759,000	753,512	(a	)
5.95%	03/15/46	275,000	354,533	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	1,447,000	1,382,167	(a	)
Constellation Brands Inc.
2.70%	05/09/22	1,319,000	1,275,685	(a	)
4.50%	05/09/47	394,000	393,413	(a	)
Corning Inc.
4.38%	11/15/57	762,000	708,294	(a	)
Corporation Andina de Fomento
2.20%	07/18/20	1,710,000	1,687,804	(a	)
4.38%	06/15/22	4,326,000	4,536,936	(a	)
Crane Co.
4.20%	03/15/48	450,000	447,750	(a	)
Credit Suisse AG
1.70%	04/27/18	3,012,000	3,010,946	(a	)
Credit Suisse Group AG
4.28%	01/09/28	1,096,000	1,098,575	(a,h	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	1,407,000	1,401,274	(a	)
3.80%	06/09/23	1,437,000	1,440,593	(a	)
CRH America Finance Inc.
3.40%	05/09/27	739,000	707,918	(a,h	)
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%	02/01/26	520,000	502,476	(a,h	)
CSX Corp.
4.50%	08/01/54	836,000	826,386	(a	)
CVS Health Corp.
2.25%	08/12/19	1,864,000	1,846,106
3.13%	03/09/20	5,590,000	5,602,018
3.35%	03/09/21	5,589,000	5,623,316
3.70%	03/09/23	1,863,000	1,875,054
3.88%	07/20/25	879,000	871,230	(a	)
4.10%	03/25/25	1,863,000	1,880,754
4.30%	03/25/28	1,864,000	1,876,899
4.78%	03/25/38	2,236,000	2,272,670
5.05%	03/25/48	1,118,000	1,177,701
5.13%	07/20/45	390,000	415,151	(a	)
D.R. Horton Inc.
2.55%	12/01/20	1,751,000	1,725,383	(a	)
Daimler Finance North America LLC
2.38%	08/01/18	6,943,000	6,939,113	(a,h	)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	1,945,000	2,022,800	(a,h	)

		Principal Amount	Fair Value
Dell International LLC/EMC Corp.
3.48%	06/01/19	$2,931,000	$2,945,069	(a,h	)
5.45%	06/15/23	1,322,000	1,401,108	(a,h	)
6.02%	06/15/26	689,000	741,612	(a,h	)
8.10%	07/15/36	204,000	248,719	(h	)
8.35%	07/15/46	437,000	555,178	(a,h	)
Deutsche Bank AG
2.70%	07/13/20	1,407,000	1,377,861	(a	)
3.30%	11/16/22	1,656,000	1,611,106	(a	)
3.70%	05/30/24	800,000	772,576	(a	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	1,363,000	1,287,441	(a,h	)
Devon Energy Corp.
4.00%	07/15/21	2,282,000	2,323,350
5.00%	06/15/45	590,000	626,562	(a	)
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,883,728	(a,h	)
Diageo Investment Corp.
2.88%	05/11/22	1,408,000	1,392,540	(a	)
Discover Bank
3.10%	06/04/20	2,108,000	2,101,444	(a	)
Discovery Communications LLC
2.20%	09/20/19	1,609,000	1,591,526	(a	)
3.95%	03/20/28	1,609,000	1,542,790	(a	)
5.00%	09/20/37	642,000	640,145	(a	)
5.20%	09/20/47	303,000	302,006	(a	)
Dollar General Corp.
1.88%	04/15/18	3,006,000	3,004,693	(a	)
Dominion Energy Inc.
2.50%	12/01/19	1,810,000	1,793,348
2.58%	07/01/20	1,098,000	1,084,253	(a	)
3.63%	12/01/24	1,183,000	1,179,120	(a	)
DTE Energy Co.
2.85%	10/01/26	951,000	876,109	(a	)
3.85%	12/01/23	968,000	986,053	(a	)
Duke Energy Corp.
3.75%	09/01/46	610,000	552,349	(a	)
Duke Energy Progress LLC
4.15%	12/01/44	879,000	904,025	(a	)
Duke Realty LP
3.38%	12/15/27	806,000	769,053	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,577,000	1,517,153	(a,h	)
Eastman Chemical Co.
3.60%	08/15/22	569,000	573,341	(a	)
Eaton Corp.
3.10%	09/15/27	1,482,000	1,394,844	(a	)
Ecolab Inc.
3.25%	12/01/27	1,005,000	970,639	(a,h	)
3.95%	12/01/47	587,000	570,582	(a,h	)
Ecopetrol S.A.
5.88%	05/28/45	1,031,000	1,019,040	(a	)
7.63%	07/23/19	716,000	757,227	(a	)
Edison International
4.13%	03/15/28	1,863,000	1,879,842
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.30%	05/01/20	1,509,000	1,518,667	(a,b	)
Electricite de France S.A.
2.15%	01/22/19	3,444,000	3,427,774	(a,h	)
Eli Lilly & Co.
3.70%	03/01/45	253,000	246,710	(a	)
EMC Corp.
2.65%	06/01/20	3,569,000	3,433,735	(a	)
Emera US Finance LP
4.75%	06/15/46	319,000	319,999	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	236,000	248,293	(a	)
Encana Corp.
3.90%	11/15/21	1,379,000	1,397,099	(a	)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	2,075,000	2,043,875	(a,h	)
Enel Finance International N.V.
3.63%	05/25/27	1,211,000	1,153,370	(a,h	)
Energy Transfer Equity LP
5.88%	01/15/24	5,497,000	5,675,652	(a	)

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Energy Transfer Partners LP
6.50%	02/01/42	$1,357,000	$1,467,799	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	1,104,000	1,116,762	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	1,007,000	939,189	(a	)
4.00%	03/15/33	670,000	684,378
Enterprise Products Operating LLC
3.95%	02/15/27	1,835,000	1,847,386	(a	)
4.25%	02/15/48	1,269,000	1,235,778	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	676,000	657,004	(a,b	)
Envision Healthcare Corp.
6.25%	12/01/24	2,928,000	3,023,160	(a,h	)
EOG Resources Inc.
4.15%	01/15/26	2,329,000	2,402,294	(a	)
EQT Corp.
3.00%	10/01/22	595,000	577,941	(a	)
3.90%	10/01/27	881,000	844,571	(a	)
ERP Operating LP
4.50%	07/01/44	573,000	597,083	(a	)
Exelon Corp.
3.50%	06/01/22	1,019,000	1,008,453	(a	)
4.45%	04/15/46	1,392,000	1,424,656	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	1,383,000	1,302,717	(a	)
4.80%	07/15/46	414,000	422,123	(a	)
Exxon Mobil Corp.
2.22%	03/01/21	876,000	862,781	(a	)
FirstEnergy Corp.
3.90%	07/15/27	584,000	572,828	(a	)
4.85%	07/15/47	330,000	345,913	(a	)
Florida Power & Light Co.
4.13%	02/01/42	873,000	907,632	(a	)
Ford Motor Co.
4.35%	12/08/26	1,451,000	1,435,358	(a	)
Ford Motor Credit Company LLC
3.20%	01/15/21	793,000	787,053	(a	)
3.22%	01/09/22	1,999,000	1,965,417	(a	)
3.47%	04/05/21	1,150,000	1,150,242	(a	)
Freeport-McMoRan Inc.
3.10%	03/15/20	2,142,000	2,117,902	(a	)
Frontier Communications Corp.
7.13%	03/15/19	3,333,000	3,333,000	(a	)
General Dynamics Corp.
2.13%	08/15/26	640,000	579,002	(a	)
General Motors Co.
5.20%	04/01/45	253,000	247,996	(a	)
General Motors Financial Company Inc.
3.15%	01/15/20	1,797,000	1,793,100	(a	)
3.20%	07/13/20	1,009,000	1,006,094	(a	)
5.25%	03/01/26	1,391,000	1,469,480	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	552,000	555,317	(a,h	)
Gilead Sciences Inc.
2.55%	09/01/20	675,000	669,505	(a	)
2.95%	03/01/27	347,000	329,185	(a	)
3.50%	02/01/25	990,000	989,960	(a	)
3.65%	03/01/26	994,000	997,240	(a	)
4.15%	03/01/47	1,192,000	1,178,280	(a	)
4.80%	04/01/44	580,000	625,861	(a	)
Glencore Funding LLC
2.50%	01/15/19	3,663,000	3,649,960	(a,h	)
Grupo Televisa SAB
5.00%	05/13/45	382,000	355,890	(a	)
H&E Equipment Services Inc.
5.63%	09/01/25	185,000	186,388
Halliburton Co.
3.80%	11/15/25	1,284,000	1,287,248	(a	)
5.00%	11/15/45	769,000	838,756	(a	)
HCA Inc.
4.75%	05/01/23	4,352,000	4,384,640	(a	)
Hess Corp.
4.30%	04/01/27	338,000	330,770	(a	)
5.60%	02/15/41	375,000	382,845	(a	)

		Principal Amount	Fair Value
5.80%	04/01/47	$236,000	$246,894	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	415,000	443,174	(a	)
Highwoods Realty LP
4.13%	03/15/28	881,000	876,075	(a	)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	2,392,000	2,368,080	(a,h	)
HSBC Holdings PLC
2.95%	05/25/21	2,384,000	2,361,018	(a	)
4.25%	03/14/24	1,025,000	1,030,597	(a	)
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter)
3.26%	03/13/23	2,776,000	2,744,742	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	1,824,000	1,777,488	(a,b	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	03/23/28	1,865,000	1,913,415	(b	)
Hyundai Capital America
3.10%	04/05/22	762,000	748,169	(a,h	)
IBM Credit LLC
2.65%	02/05/21	5,594,000	5,564,296	(a	)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	2,142,000	2,186,179	(a	)
ING Bank N.V.
2.70%	08/17/20	1,400,000	1,386,818	(a,h	)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	1,792,000	1,792,269	(a	)
Intel Corp.
2.60%	05/19/26	2,327,000	2,197,316	(a	)
2.88%	05/11/24	1,310,000	1,281,272	(a	)
International Business Machines Corp.
3.63%	02/12/24	1,205,000	1,226,786	(a	)
International Paper Co.
4.40%	08/15/47	1,281,000	1,221,139	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	3,116,000	3,071,296	(a	)
Intesa Sanpaolo S.p.A.
3.88%	07/14/27	898,000	849,741	(a,h	)
4.38%	01/12/48	1,012,000	940,290	(a,h	)
IPALCO Enterprises Inc.
3.70%	09/01/24	180,000	176,823	(a	)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	1,274,000	1,301,073	(a,h	)
Jabil Inc.
3.95%	01/12/28	1,649,000	1,597,370	(a	)
JB Poindexter & Company Inc.
9.00%	04/01/22	771,000	795,094	(a,h	)
Jefferies Group LLC
5.13%	01/20/23	1,129,000	1,193,714	(a	)
6.50%	01/20/43	934,000	1,041,961	(a	)
Johnson & Johnson
2.63%	01/15/25	3,234,000	3,126,599	(a	)
3.63%	03/03/37	964,000	961,012	(a	)
Johnson Controls International PLC
4.50%	02/15/47	529,000	537,729	(a	)
JPMorgan Chase & Co.
2.30%	08/15/21	1,407,000	1,366,324	(a	)
2.55%	10/29/20	1,589,000	1,568,581	(a	)
3.30%	04/01/26	1,283,000	1,240,866	(a	)
3.63%	12/01/27	904,000	867,189	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	1,059,000	1,024,900	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	1,946,000	1,885,304	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	534,000	505,890	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	994,000	963,961	(a,b	)

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	$1,534,000	$1,462,853	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	3,333,000	3,499,650	(a,b)
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter)
7.90%	12/29/49	1,483,000	1,489,822	(a,b)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	716,000	715,921	(a)
6.38%	03/01/41	549,000	623,126	(a)
Kinder Morgan Inc.
3.05%	12/01/19	537,000	535,706	(a)
4.30%	03/01/28	2,465,000	2,449,618	(a)
5.05%	02/15/46	549,000	538,580	(a)
5.55%	06/01/45	962,000	1,005,665	(a)
Kraft Heinz Foods Co.
4.38%	06/01/46	1,066,000	975,475	(a)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	2,407,000	2,331,637	(a)
4.50%	07/16/18	2,709,000	2,728,207	(a)
Lamb Weston Holdings Inc.
4.63%	11/01/24	2,391,000	2,373,067	(a,h)
Lee Enterprises Inc.
9.50%	03/15/22	2,712,000	2,820,480	(a,h)
Lennar Corp.
4.50%	11/15/19	1,207,000	1,222,088	(a)
4.75%	05/30/25	1,355,000	1,330,475	(a)
4.75%	11/29/27	1,529,000	1,467,840	(a,h)
Levi Strauss & Co.
5.00%	05/01/25	2,041,000	2,056,307	(a)
Lincoln National Corp.
3.63%	12/12/26	771,000	760,029	(a)
3.80%	03/01/28	1,183,000	1,172,743	(a)
4.35%	03/01/48	846,000	834,444	(a)
Lithia Motors Inc.
5.25%	08/01/25	453,000	453,000	(a,h)
Lloyds Banking Group PLC
3.75%	01/11/27	774,000	748,412	(a)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	1,584,000	1,528,528	(a,b)
Lockheed Martin Corp.
3.55%	01/15/26	1,355,000	1,347,073	(a)
3.80%	03/01/45	532,000	502,320	(a)
Lowe’s Companies Inc.
3.70%	04/15/46	317,000	295,241	(a)
LYB International Finance BV
4.88%	03/15/44	415,000	433,999	(a)
LYB International Finance II BV
3.50%	03/02/27	505,000	485,184	(a)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	327,000	266,349	(a)
Marathon Oil Corp.
3.85%	06/01/25	691,000	683,468	(a)
Marathon Petroleum Corp.
3.63%	09/15/24	1,171,000	1,163,084	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	1,411,000	1,400,022	(a)
Masco Corp.
3.50%	11/15/27	596,000	568,977	(a)
McDonald’s Corp.
3.70%	01/30/26	666,000	669,823	(a)
4.88%	12/09/45	533,000	579,451	(a)
Medtronic Inc.
2.50%	03/15/20	2,028,000	2,015,710	(a)
4.63%	03/15/45	1,379,000	1,505,716	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,088,000	1,107,312	(a)
Merck & Company Inc.
2.75%	02/10/25	2,560,000	2,469,427	(a)
MetLife Inc.
4.05%	03/01/45	338,000	323,598	(a)
4.72%	12/15/44	909,000	968,312	(a)

		Principal Amount	Fair Value
Mexichem SAB de C.V.
5.50%	01/15/48	$913,000	$856,796	(a,h)
MGM Resorts International
4.63%	09/01/26	1,303,000	1,244,365	(a)
6.63%	12/15/21	3,402,000	3,654,088	(a)
Microsoft Corp.
1.55%	08/08/21	1,377,000	1,322,636	(a)
2.40%	08/08/26	1,599,000	1,488,317	(a)
3.45%	08/08/36	830,000	811,117	(a)
3.70%	08/08/46	830,000	817,152	(a)
4.00%	02/12/55	1,277,000	1,294,597	(a)
4.10%	02/06/37	425,000	450,649	(a)
4.25%	02/06/47	619,000	666,595	(a)
4.50%	02/06/57	458,000	505,174	(a)
Mizuho Bank Ltd.
2.45%	04/16/19	3,710,000	3,693,370	(a,h)
Mizuho Financial Group Inc.
2.63%	04/12/21	1,664,000	1,630,168	(a,h)
Molina Healthcare Inc.
4.88%	06/15/25	2,228,000	2,080,395	(a,h)
Molson Coors Brewing Co.
2.10%	07/15/21	1,168,000	1,123,079	(a)
4.20%	07/15/46	577,000	544,573	(a)
Monsanto Co.
4.70%	07/15/64	340,000	326,781	(a)
Morgan Stanley
2.45%	02/01/19	4,972,000	4,960,714	(a)
2.63%	11/17/21	1,619,000	1,579,059	(a)
2.65%	01/27/20	1,510,000	1,500,064	(a)
2.75%	05/19/22	1,482,000	1,444,728	(a)
3.70%	10/23/24	1,372,000	1,365,044	(a)
3.95%	04/23/27	1,301,000	1,267,746	(a)
4.10%	05/22/23	3,140,000	3,190,428	(a)
4.38%	01/22/47	1,270,000	1,299,477	(a)
5.00%	11/24/25	2,199,000	2,308,158
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	1,059,000	1,040,489	(a,b)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	892,000	869,709	(a,b)
MPLX LP
3.38%	03/15/23	1,013,000	1,002,769	(a)
4.50%	04/15/38	1,015,000	1,001,906	(a)
4.70%	04/15/48	844,000	826,192	(a)
5.20%	03/01/47	265,000	277,050	(a)
Murphy Oil Corp.
5.75%	08/15/25	5,261,000	5,195,237	(a)
Mylan Inc.
4.55%	04/15/28	1,858,000	1,863,741	(c,h)
5.20%	04/15/48	743,000	751,039	(c,h)
Mylan N.V.
3.15%	06/15/21	711,000	701,288	(a)
3.95%	06/15/26	677,000	656,548	(a)
National Retail Properties Inc.
4.00%	11/15/25	1,410,000	1,404,543	(a)
Navient Corp.
8.00%	03/25/20	2,855,000	3,040,575	(a)
Newell Brands Inc.
3.85%	04/01/23	484,000	482,693	(a)
4.20%	04/01/26	464,000	459,666	(a)
5.50%	04/01/46	1,099,000	1,159,456	(a)
Newmont Mining Corp.
4.88%	03/15/42	1,098,000	1,154,437	(a)
Nexen Energy ULC
6.40%	05/15/37	668,000	829,409	(a)
NGPL PipeCo LLC
4.88%	08/15/27	416,000	411,840	(a,h)
Noble Energy Inc.
3.90%	11/15/24	1,528,000	1,538,528	(a)
5.05%	11/15/44	338,000	352,875	(a)
Nordstrom Inc.
5.00%	01/15/44	74,000	69,385	(a)
Northern States Power Co.
2.20%	08/15/20	2,941,000	2,898,650	(a)

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Northrop Grumman Corp.
2.08%	10/15/20	$614,000	$600,541	(a)
2.55%	10/15/22	858,000	831,574	(a)
2.93%	01/15/25	1,543,000	1,479,644	(a)
3.25%	01/15/28	648,000	618,795	(a)
3.85%	04/15/45	297,000	278,699	(a)
4.03%	10/15/47	659,000	634,222	(a)
Novartis Capital Corp.
3.00%	11/20/25	198,000	193,206	(a)
NRG Energy Inc.
6.25%	07/15/22	2,099,000	2,161,340	(a)
Nucor Corp.
4.13%	09/15/22	634,000	657,636	(a)
Occidental Petroleum Corp.
4.10%	02/15/47	696,000	696,647	(a)
4.20%	03/15/48	745,000	751,549
Omnicom Group Inc.
3.63%	05/01/22	1,001,000	1,009,278	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	253,000	247,988	(a,h)
Oracle Corp.
1.90%	09/15/21	1,002,000	967,531	(a)
2.40%	09/15/23	944,000	904,182	(a)
3.25%	11/15/27	1,527,000	1,488,779	(a)
3.80%	11/15/37	610,000	601,533	(a)
4.00%	07/15/46 - 11/15/47	1,440,000	1,424,170	(a)
4.13%	05/15/45	509,000	513,372	(a)
Owens Corning
4.40%	01/30/48	674,000	625,384	(a)
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	1,300,000	1,368,250	(a,h)
Pacific Gas & Electric Co.
3.40%	08/15/24	4,659,000	4,568,243	(a)
PacifiCorp
6.25%	10/15/37	2,437,000	3,175,046	(a)
Packaging Corporation of America
3.40%	12/15/27	642,000	615,126	(a)
Parker-Hannifin Corp.
3.25%	03/01/27	2,809,000	2,747,118	(a)
Party City Holdings Inc.
6.13%	08/15/23	797,000	810,948	(a,h)
Penske Automotive Group Inc.
5.38%	12/01/24	1,993,000	1,993,000	(a)
PepsiCo Inc.
3.45%	10/06/46	511,000	470,289	(a)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	768,000	766,349	(a)
3.90%	12/15/24	1,409,000	1,400,405	(a)
Petroleos Mexicanos
4.50%	01/23/26	1,043,000	1,008,946	(a)
5.35%	02/12/28	535,000	526,847	(a,h)
5.38%	03/13/22	1,678,000	1,746,949	(a)
5.63%	01/23/46	620,000	552,755	(a)
6.35%	02/12/48	535,000	516,912	(a,h)
6.38%	01/23/45	838,000	814,125	(a)
6.50%	03/13/27	1,447,000	1,545,396	(a)
6.75%	09/21/47	1,342,000	1,359,272	(a)
PetSmart Inc.
5.88%	06/01/25	2,091,000	1,505,520	(a,h)
Pfizer Inc.
3.00%	12/15/26	760,000	735,779	(a)
4.13%	12/15/46	689,000	710,187	(a)
4.40%	05/15/44	407,000	435,400	(a)
Philip Morris International Inc.
4.13%	03/04/43	1,273,000	1,259,837	(a)
Phillips 66
3.90%	03/15/28	1,866,000	1,858,760	(a)
Phillips 66 Partners LP
3.75%	03/01/28	842,000	813,945	(a)
4.68%	02/15/45	920,000	896,108	(a)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	543,000	483,943	(a)
5.75%	01/15/20	1,071,000	1,112,748	(a)
PNC Bank NA
2.40%	10/18/19	1,179,000	1,171,608	(a)
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	640,000	640,000	(a)

		Principal Amount	Fair Value
PPL Capital Funding Inc.
3.10%	05/15/26	$1,739,000	$1,645,077	(a)
Precision Castparts Corp.
4.38%	06/15/45	880,000	948,024	(a)
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	741,000	706,847	(a,b)
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	1,475,000	1,511,064	(a,b)
Public Service Electric & Gas Co.
2.38%	05/15/23	3,019,000	2,902,406	(a)
PulteGroup Inc.
4.25%	03/01/21	650,000	654,875	(a)
5.50%	03/01/26	1,700,000	1,756,313	(a)
QUALCOMM Inc.
2.90%	05/20/24	134,000	128,136	(a)
3.00%	05/20/22	486,000	478,593	(a)
3.25%	05/20/27	156,000	147,966	(a)
4.30%	05/20/47	306,000	296,382	(a)
Realty Income Corp.
3.00%	01/15/27	612,000	568,658	(a)
Republic Services Inc.
3.38%	11/15/27	662,000	637,983	(a)
Reynolds American Inc.
4.45%	06/12/25	117,000	120,331	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	716,000	729,633	(a)
Roche Holdings Inc.
2.25%	09/30/19	1,195,000	1,188,864	(a,h)
Rockwell Collins Inc.
3.50%	03/15/27	1,876,000	1,809,064	(a)
Rogers Communications Inc.
5.00%	03/15/44	465,000	512,253	(a)
Royal Bank of Scotland Group PLC (3.50% fixed rate until 05/15/22; 1.48% + 3 month USD LIBOR thereafter)
3.50%	05/15/23	1,733,000	1,702,378	(a,b)
RPM International Inc.
3.75%	03/15/27	1,442,000	1,407,969	(a)
Ryder System Inc.
2.45%	09/03/19	3,608,000	3,581,914	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	1,121,000	1,104,230	(a)
5.00%	03/15/27	660,000	685,357	(a)
Santander Holdings USA Inc.
2.65%	04/17/20	2,848,000	2,814,792	(a)
3.70%	03/28/22	2,492,000	2,496,486
4.40%	07/13/27	1,104,000	1,093,269
Santander UK Group Holdings PLC
4.75%	09/15/25	557,000	560,359	(a,h)
Schlumberger Holdings Corp.
3.00%	12/21/20	1,044,000	1,041,413	(a,h)
4.00%	12/21/25	568,000	577,586	(a,h)
Select Income REIT
4.25%	05/15/24	1,602,000	1,558,506	(a)
Sempra Energy
3.40%	02/01/28	990,000	949,420	(a)
3.80%	02/01/38	659,000	621,391	(a)
4.00%	02/01/48	659,000	616,534	(a)
Shell International Finance BV
3.25%	05/11/25	1,058,000	1,051,208	(a)
3.40%	08/12/23	1,674,000	1,692,648	(a)
3.75%	09/12/46	516,000	498,750	(a)
4.13%	05/11/35	788,000	816,297	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	1,118,000	1,079,610	(a)
2.88%	09/23/23	1,584,000	1,511,865	(a)
3.20%	09/23/26	613,000	572,199	(a)
Siemens Financieringsmaatschappij N.V.
3.40%	03/16/27	416,000	411,750	(a,h)
Simon Property Group LP
3.38%	06/15/27	1,481,000	1,429,728	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	3,562,000	3,593,167	(a)
Smithfield Foods Inc.
2.70%	01/31/20	650,000	640,802	(a,h)

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
4.25%	02/01/27	$861,000	$852,242	(a,h	)
South Carolina Electric & Gas Co.
4.10%	06/15/46	253,000	242,885	(a	)
Southern California Edison Co.
2.40%	02/01/22	1,240,000	1,207,314	(a	)
Southern Copper Corp.
5.88%	04/23/45	672,000	760,771	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	1,373,000	1,273,403	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	463,000	436,535	(a	)
4.50%	03/15/45	273,000	264,305	(a	)
Sprint Corp.
7.63%	02/15/25	4,409,000	4,326,552	(a	)
Standard Industries Inc.
5.38%	11/15/24	4,068,000	4,118,850	(a,h	)
Sumitomo Life Insurance Co. (4.00% fixed rate until 09/14/27; 2.99% + 3 month USD LIBOR thereafter)
4.00%	09/14/77	624,000	586,267	(a,b,h	)
Sumitomo Mitsui Banking Corp.
2.25%	07/11/19	2,181,000	2,162,462	(a	)
Suncor Energy Inc.
4.00%	11/15/47	407,000	398,473	(a	)
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	1,456,000	1,385,515	(a	)
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23	627,000	605,839	(a,h	)
5.88%	03/15/28	937,000	907,719	(a,h	)
Sysco Corp.
3.25%	07/15/27	1,323,000	1,269,511	(a	)
T-Mobile USA Inc.
4.50%	02/01/26	2,160,000	2,068,200	(a	)
6.63%	04/01/23	2,032,000	2,099,259	(a	)
Tampa Electric Co.
4.35%	05/15/44	1,222,000	1,244,265	(a	)
Target Corp.
2.50%	04/15/26	1,385,000	1,285,100	(a	)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	1,260,000	1,388,711	(a,h	)
Teck Resources Ltd.
4.75%	01/15/22	1,459,000	1,473,590	(a	)
Telefonica Emisiones SAU
4.10%	03/08/27	1,892,000	1,886,911	(a	)
Tencent Holdings Ltd.
2.99%	01/19/23	2,511,000	2,449,355	(a,h	)
3.60%	01/19/28	1,224,000	1,177,084	(a,h	)
3.93%	01/19/38	715,000	680,473	(a,h	)
Tenet Healthcare Corp.
4.75%	06/01/20	3,413,000	3,438,597	(a	)
6.00%	10/01/20	3,421,000	3,536,630	(a	)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	4,645,000	4,484,655	(a	)
2.20%	07/21/21	715,000	643,993	(a	)
The Allstate Corp.
4.20%	12/15/46	609,000	616,454	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,660,000	1,747,565	(a,b	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	1,475,000	1,435,145	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	2,728,000	2,652,980	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	2,085,000	1,981,313	(a,b	)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	3,669,000	3,650,579	(a,h	)
The Boeing Co.
3.25%	03/01/28	1,762,000	1,743,799	(a	)
3.55%	03/01/38	1,867,000	1,821,259	(a	)
The Dow Chemical Co.
4.25%	10/01/34	1,279,000	1,283,617	(a	)
The George Washington University
4.13%	09/15/48	905,000	915,426	(c	)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc.
2.30%	12/13/19	$5,380,000	$5,320,013	(a	)
2.35%	11/15/21	1,715,000	1,655,009	(a	)
2.63%	04/25/21	2,285,000	2,237,106	(a	)
2.90%	07/19/18	1,301,000	1,304,122	(a	)
3.85%	01/26/27	1,267,000	1,248,971	(a	)
4.25%	10/21/25	1,423,000	1,430,371	(a	)
4.80%	07/08/44	1,523,000	1,639,586	(a	)
5.15%	05/22/45	1,392,000	1,499,156	(a	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	2,963,000	2,885,399	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	1,059,000	1,036,412	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	1,018,000	984,375	(a,b	)
The Hartford Financial Services Group Inc. (3.96% fixed rate until 04/02/18; 2.13% + 3 month USD LIBOR thereafter)
3.96%	02/12/47	1,075,000	1,045,169	(a,b,h	)
The Home Depot Inc.
3.35%	09/15/25	758,000	755,203	(a	)
3.50%	09/15/56	977,000	873,184	(a	)
3.90%	06/15/47	787,000	781,105	(a	)
The Korea Development Bank
3.38%	09/16/25	920,000	907,148	(a	)
The Kroger Co.
2.95%	11/01/21	1,942,000	1,924,949	(a	)
4.65%	01/15/48	670,000	651,119	(a	)
The Mosaic Co.
5.63%	11/15/43	274,000	287,856	(a	)
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	1,302,000	1,285,725	(a,h	)
The Sherwin-Williams Co.
2.25%	05/15/20	1,318,000	1,295,554	(a	)
2.75%	06/01/22	524,000	509,999	(a	)
3.45%	06/01/27	30,000	28,755	(a	)
4.50%	06/01/47	214,000	213,647	(a	)
The Southern Co.
1.85%	07/01/19	4,873,000	4,806,971
3.25%	07/01/26	717,000	680,548	(a	)
4.40%	07/01/46	506,000	506,223	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	2,892,000	2,768,541	(a,b	)
The Walt Disney Co.
4.13%	06/01/44	553,000	580,246	(a	)
Time Warner Cable LLC
4.50%	09/15/42	253,000	221,805	(a	)
6.55%	05/01/37	856,000	960,740	(a	)
Time Warner Inc.
5.35%	12/15/43	1,139,000	1,215,176	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	1,118,000	1,095,830	(h	)
Tyco Electronics Group S.A.
2.35%	08/01/19	2,716,000	2,701,511	(a	)
3.13%	08/15/27	1,484,000	1,427,608	(a	)
Tyson Foods Inc.
2.65%	08/15/19	526,000	523,359	(a	)
4.55%	06/02/47	324,000	324,978	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	2,940,000	3,020,850	(a,b	)
UBS Group Funding Switzerland AG
2.95%	09/24/20	2,274,000	2,257,045	(a,h	)
Union Pacific Corp.
3.60%	09/15/37	356,000	343,245	(a	)
4.10%	09/15/67	594,000	571,131	(a	)
United Technologies Corp.
3.75%	11/01/46	486,000	438,469	(a	)
UnitedHealth Group Inc.
4.75%	07/15/45	1,209,000	1,329,477	(a	)
Vale Overseas Ltd.
4.38%	01/11/22	267,000	273,429	(a	)
6.25%	08/10/26	750,000	839,558	(a	)

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
6.88%	11/10/39	$503,000	$595,371	(a	)
Vale S.A.
5.63%	09/11/42	300,000	316,497	(a	)
Valeant Pharmaceuticals International Inc.
7.00%	03/15/24	3,585,000	3,737,362	(a,h	)
Valvoline Inc.
4.38%	08/15/25	1,190,000	1,152,872	(a	)
Ventas Realty LP
3.25%	10/15/26	1,498,000	1,410,517	(a	)
Verizon Communications Inc.
3.38%	02/15/25	1,532,000	1,507,166	(a	)
4.40%	11/01/34	1,275,000	1,257,532	(a	)
4.67%	03/15/55	904,000	859,243	(a	)
4.86%	08/21/46	2,846,000	2,874,175	(a	)
5.01%	04/15/49	612,000	635,317
5.25%	03/16/37	950,000	1,022,713	(a	)
Viacom Inc.
3.45%	10/04/26	783,000	740,992	(a	)
5.25%	04/01/44	287,000	291,509	(a	)
Virgin Media Finance PLC
5.75%	01/15/25	3,724,000	3,565,730	(a,h	)
Virginia Electric & Power Co.
4.00%	11/15/46	1,584,000	1,569,538	(a	)
Visa Inc.
3.15%	12/14/25	776,000	762,847	(a	)
4.30%	12/14/45	766,000	817,958	(a	)
Vornado Realty LP
3.50%	01/15/25	990,000	958,320	(a	)
Vulcan Materials Co.
3.90%	04/01/27	673,000	663,120	(a	)
Wabtec Corp.
3.45%	11/15/26	412,000	394,494	(a	)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	415,000	403,397	(a	)
Walmart Inc.
3.63%	12/15/47	816,000	794,400	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	1,343,000	1,333,478	(a	)
WellCare Health Plans Inc.
5.25%	04/01/25	1,667,000	1,673,335	(a	)
Wells Fargo & Co.
2.63%	07/22/22	3,153,000	3,049,897	(a	)
3.90%	05/01/45	77,000	75,216	(a	)
4.75%	12/07/46	1,912,000	1,960,354	(a	)
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter)
3.58%	05/22/28	1,480,000	1,443,518	(a,b	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	2,052,000	2,158,704	(a,b	)
Wells Fargo & Co. (5.89% fixed rate until 06/15/18; 3.77% + 3 month USD LIBOR thereafter)
5.89%	03/29/49	1,704,000	1,728,265	(a,b	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	1,939,000	1,997,364	(a,b	)
Wells Fargo Bank NA
2.60%	01/15/21	8,927,000	8,803,450	(a	)
Western Digital Corp.
4.75%	02/15/26	1,010,000	1,010,551	(a	)
Western Gas Partners LP
4.00%	07/01/22	434,000	434,100	(a	)
5.38%	06/01/21	1,331,000	1,388,606	(a	)
Westlake Chemical Corp.
3.60%	08/15/26	937,000	905,976	(a	)
4.38%	11/15/47	200,000	192,980	(a	)
5.00%	08/15/46	449,000	473,210	(a	)
WestRock Co.
3.00%	09/15/24	1,140,000	1,089,772	(a,h	)
Williams Partners LP
3.75%	06/15/27	535,000	511,722	(a	)
3.90%	01/15/25	890,000	878,136	(a	)
4.85%	03/01/48	881,000	871,873
4.90%	01/15/45	421,000	416,963	(a	)
5.40%	03/04/44	253,000	265,104	(a	)

		Principal Amount	Fair Value
Willis North America Inc.
3.60%	05/15/24	$1,481,000	$1,456,667	(a	)
WPP Finance 2010
3.75%	09/19/24	970,000	955,954	(a	)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	1,668,000	1,634,640	(a,h	)
Xilinx Inc.
2.95%	06/01/24	1,053,000	1,011,470	(a	)
XPO Logistics Inc.
6.50%	06/15/22	1,231,000	1,271,008	(a,h	)
Yamana Gold Inc.
4.63%	12/15/27	1,051,000	1,031,588	(a,h	)
Zoetis Inc.
3.00%	09/12/27	657,000	616,568	(a	)
			929,140,046

Non-Agency Collateralized Mortgage Obligations – 3.4%
BANK 2018-BNK10
4.16%	02/15/61	1,739,805	1,711,585	(a,b	)
BXP Trust 2017-GM
3.38%	06/13/39	6,314,000	6,246,101	(a,h	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,335,791	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	8,504,458	8,616,570	(a,b	)
4.03%	12/10/49	2,942,926	3,021,996	(a,b	)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,447,012	(a,b,h	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,051,029	(a,b	)
GS Mortgage Securities Corp. II
4.14%	03/10/51	2,609,000	2,696,417	(b	)
GS Mortgage Securities Trust 2015-GC28
1.13%	02/10/48	22,418,928	1,104,989	(a,b,d	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	6,656,000	6,346,237	(a	)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	7,241,532	7,331,199	(a	)
GS Mortgage Securities Trust 2017-GS8 A4
3.47%	11/10/50	7,000,045	6,941,204	(a	)
GS Mortgage Securities Trust II 2012-GCJ9
1.97%	11/10/45	5,819,194	432,677	(a,b,d	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
2.59%	10/25/34	749,209	750,494	(a,b	)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.56%	12/15/47	7,410,191	396,486	(a,b,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	1,010,000	1,034,580	(a,b	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.33%	12/15/39	638,257	752	(a,b,d,h	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	478,299	477,897	(a,b	)
6.11%	07/15/40	1,056,116	1,055,488	(a,h	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	11,686	12	(a,d	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.38%	02/15/48	25,022,358	1,620,260	(a,b,d	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.95%	03/15/48	30,742,945	1,483,350	(a,b,d	)
Morgan Stanley Capital I Trust 2006-IQ11
6.25%	10/15/42	2,300,000	2,364,937	(a,b	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	665,544	664,868	(a,b	)
Morgan Stanley Capital I Trust 2007-IQ16
6.12%	12/12/49	56,624	56,576	(a,b	)
Morgan Stanley Capital I Trust 2016-UBS9
1.23%	03/15/49	22,882,517	1,530,380	(a,b,d	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.28%	02/15/48	25,263,416	1,628,217	(a,b,d	)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	4,226,569	4,272,884	(a	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,940,233	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,491,636	(a,b	)
4.59%	03/15/47	1,438,169	1,218,783	(a,b,h	)
			76,270,640

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Sovereign Bonds – 0.9%
Government of Chile
3.63%	10/30/42	$150,000	$143,830	(a	)
3.86%	06/21/47	860,000	844,546	(a	)
Government of Colombia
2.63%	03/15/23	711,000	679,716
3.88%	04/25/27	1,185,000	1,169,927	(a	)
5.00%	06/15/45	1,271,000	1,288,603	(a	)
Government of Mexico
3.60%	01/30/25	1,808,000	1,784,460	(a	)
4.00%	10/02/23	768,000	787,400	(a	)
4.60%	02/10/48	972,000	923,905
4.75%	03/08/44	2,354,000	2,288,064	(a	)
Government of Oman
4.13%	01/17/23	1,765,000	1,698,565	(a,h	)
Government of Panama
4.00%	09/22/24	1,673,000	1,717,535	(a	)
4.50%	05/15/47	530,000	541,761	(a	)
Government of Peru
5.63%	11/18/50	1,006,000	1,216,053	(a	)
Government of Philippines
3.95%	01/20/40	835,000	837,522	(a	)
Government of Saudi Arabia
2.88%	03/04/23	1,173,000	1,130,831	(a,h	)
3.63%	03/04/28	831,000	790,189	(a,h	)
Government of Uruguay
5.10%	06/18/50	1,006,656	1,042,372
Indonesia Government International Bond
3.50%	01/11/28	578,000	552,788	(a	)
4.35%	01/11/48	232,000	221,509	(a	)
			19,659,576

Municipal Bonds and Notes – 1.4%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,403,071	(a	)
Commonwealth of Massachusetts
5.00%	01/01/45	3,595,000	4,162,255
Metropolitan St. Louis Sewer District
5.00%	05/01/47	3,595,000	4,156,395
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	912,182	(a	)
New York City Water & Sewer System
5.00%	06/15/40	10,785,000	12,509,414

		Principal Amount	Fair Value
Port Authority of New York & New Jersey
4.46%	10/01/62	$4,095,000	$4,481,158	(a	)
State of California
5.70%	11/01/21	2,075,000	2,276,586	(a	)
State of Illinois
5.10%	06/01/33	745,000	698,311	(a	)
The University of Texas System
3.35%	08/15/47	1,025,000	977,461	(a	)
			31,576,833

FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	1,154,568	24,939	(i,j	)
Total Bonds and Notes (Cost $2,196,154,430)			2,184,853,256

		Number of Shares	Fair Value
Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850)		55,034	1,446,844	(a,b	)
Total Investments in Securities (Cost $2,197,530,280)			2,186,300,100

Short-Term Investments – 4.8%

Time Deposit – 4.8%
State Street Corp.
0.28%	04/02/18
(Cost $105,738,202)		$105,738,202	$105,738,202	(k	)
Total Investments (Cost $2,303,268,482)			2,292,038,302

Liabilities in Excess of Other Assets, net – (3.2)%			(71,144,331)

NET ASSETS – 100.0%			$2,220,893,971

Other Information:
Centrally Cleared Credit Default Swaps - Buy Protection
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

Markit CDX North America Investment Grade Index	CME Group Inc.	$55,989	1.00%/ Quarterly	12/20/22	$(1,038,526)	$(1,113,990)	$75,464

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Received Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

CME Group Inc.	$17,199	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.62%	10/16/43	$879,925	$—	$879,925
CME Group Inc.	$6,532	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	11/07/43	$302,297	$—	$302,297
CME Group Inc.	$10,553	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.67%	10/24/43	$438,674	$—	$438,674
CME Group Inc.	$31,315	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.77%	01/16/44	$770,395	$—	$770,395
								$2,391,291

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	June 2018	813	125,927,442	$130,461,094	$4,533,652
5 Yr. U.S. Treasury Notes Futures	June 2018	417	47,582,491	47,730,211	147,720
10 Yr. U.S. Treasury Notes Futures	June 2018	4,126	494,657,414	499,826,219	5,168,805

					$9,850,177

The Fund had the following short futures contracts open at March 31, 2018:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	June 2018	203	(29,144,440)	$(29,764,875)	$(620,435)
2 Yr. U.S. Treasury Notes Futures	June 2018	582	(123,657,011)	(123,738,657)	(81,646)
10 Yr. U.S. Treasury Ultra Futures	June 2018	527	(67,450,746)	(68,435,891)	(985,145)

					$(1,687,226)

					$8,162,951

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	Coupon amount represents effective yield.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Step coupon bond.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to $158,370,251 or 7.13% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees . Security value is determined based on level 3 inputs.
(j)	Security is in default.
(k)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2018.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

GE RSP Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

GE RSP Income Fund	Investments in Securities
	U.S. Treasuries	$—	$837,533,836	$—	$837,533,836
	Agency Mortgage Backed	—	232,425,428	—	232,425,428
	Agency Collateralized Mortgage Obligations	—	4,277,628	—	4,277,628
	Asset Backed	—	53,944,330	—	53,944,330
	Corporate Notes	—	929,140,046	—	929,140,046
	Non-Agency Collateralized Mortgage Obligations	—	76,270,640	—	76,270,640
	Sovereign Bonds	—	19,659,576	—	19,659,576
	Municipal Bonds and Notes	—	31,576,833	—	31,576,833
	FNMA (TBA)	—	—	24,939	24,939
	Preferred Stock	1,446,844	—	—	1,446,844
	Short-Term Investments	—	105,738,202	—	105,738,202

	Total Investments in Securities	$1,446,844	$2,290,566,519	$24,939	$2,292,038,302

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$75,464	$—	$75,464
	Interest Rate Swap Contracts - Unrealized Appreciation	—	2,391,291	—	2,391,291
	Long Futures Contracts - Unrealized Appreciation	9,850,177	—	—	9,850,177
	Short Futures Contracts - Unrealized Depreciation	(1,687,226)	—	—	(1,687,226)

	Total Other Financial Instruments	$8,162,951	$2,466,755	$—	$10,629,706

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Corporation (TimeDeposit)	82,636,353	$82,636,353	$5,800,348,827	$5,777,246,978	$—	$—	105,738,202	$105,738,202	$48,413

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the year ended March 31, 2018.

Delayed Delivery and When-Issued Securities

During the period ended March 31, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the year ended March 31, 2018, the Fund entered into futures contracts for management of interest rate risk.

Options on Exchanged Traded Futures Contracts

The Fund may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2018, the GE RSP Income Fund purchased and wrote options in order to manage interest rate risk.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2018, the Fund entered into interest rate swaps in order to manage interest rate risk.

Credit Default Swaps

During the period ended March 31, 2018, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Income Taxes

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP Income Fund	$2,304,234,319	$27,229,429	$28,795,740	$(1,566,311)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President (Principal Executive Officer)

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President (Principal Executive Officer)

Date: May 21, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen Treasurer (Principal Financial Officer)

Date: May 21, 2018